Warrant Liabilities (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Jan. 18, 2023	Oct. 22, 2021
Warrants outstanding				27,840,000
Share Price	$ 9.2	$ 9.2	$ 0.04
Threshold Period For Registration Statement To Be Effective After Which Warrants Can Be Exercised	60 days	60 days
Fair Market Value Price	$ 0.361	$ 0.361
Public Warrants expiration term	5 years	5 years
Percentage Of Gross Proceeds On Total Equity Proceeds	60.00%
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%
Percentage of adjustment of redemption price of stock based on market value.	180.00%
Stock price trigger for redemption of public warrants	$ 18
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Shares Issued, Price Per Share	$ 10
Class A common stock [Member]
Trading Day Prior To The Date On Which The Notice Of Exercise	10 days	10 days
Shares Issued, Price Per Share	$ 10
Redemption Of Warrant Price Per Share Equals Or Exceeds18.00 [Member]
Share Price	18	$ 18
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Redemption Of Warrant Price Per Share Equals Or Exceeds10.00 [Member]
Share Price	$ 0.1	$ 0.1
Redemption price per public warrant (in dollars per share)	$ 10	$ 10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Shares Issued, Price Per Share	$ 10	$ 10
Public Warrants [Member]
Warrants outstanding				13,800,000
Public Warrants [Member] | Class A common stock [Member]
Shares Issued, Price Per Share	$ 11.5	$ 11.5
Private Warrants [Member]
Warrants outstanding				14,040,000